Other equity (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Share Premium

As at 1 April 2019	67,165

As at 31 March 2020	67,165

As at 31 March 2021	67,165

Summary of Hedge Reserve

As at 1 April 2019	(512)
OCI for the year (refer note 52)	(636)
Attributable to non-controlling interests (refer note 52)	62

As at 31 March 2020	(1,086)
OCI for the year (refer note 52)	(4,072)
Attributable to non-controlling interests (refer note 52)	(66)

As at 31 March 2021	(5,224)

Summary of Share Based Payment Reserve

As at 1 April 2019	1,086
Expense for the year	207
Forfeiture of vested options	(132)

As at 31 March 2020	1,161
Expense for the year	177
Repurchase of vested stock options	(176)
Forfeiture of vested options	3

As at 31 March 2021	1,165

Summary of Retained Earnings / (Losses)

As at 1 April 2019	1,894
Loss for the year	(2,696)
Re-measurement loss on defined benefit plans (net of tax)	(9)
Adjustment due to forfeiture of vested options	132
Acquisition of interest by NCI in subsidiaries	5
Debenture redemption reserve created during the year	(33)
Debenture redemption reserve released on account of repayment of debentures	1,914

As at 31 March 2020	1,207
Loss for the year	(7,818)
Re-measurement loss on defined benefit plans (net of tax)	(7)
Forfeiture of vested options	(3)
Acquisition of interest by NCI in subsidiaries	29
Repurchase of vested stock options	(470)
Debenture redemption reserve created during the year	(117)
Debenture redemption reserve released on account of repayment of debentures	811
Others*	(121)

As at 31 March 2021	(6,489)

*	represents distribution to owner recognised for financial guarantees (refer note 44)

Summary of Other Components of Equity

At 31 March 2019*	4,289
At 31 March 2020*	2,279
At 31 March 2021*	1,661

*	Represents capital reserve, debenture redemption reserve and foreign currency translation reserve as explained below.

Summary of Capital Reserve

As at 1 April 2019	114
Amount utilised on acquisition of non-controlling interest	(143)

As at 31 March 2020	(29)
Gain on acquisition of non-controlling interest	78

As at 31 March 2021	49

Summary of Debenture Redemption Reserve

As at 1 April 2019	4,177
Debenture redemption reserve created during the year*	33
Amount transferred to retained earnings during the year	(1,914)

As at 31 March 2020	2,296
Debenture redemption reserve created during the year*	117
Debenture redemption reserve transferred to retained earnings during the year	(811)

As at 31 March 2021	1,602

Summary of Foreign Currency Translation Reserve

As at 1 April 2019	(2)
Exchange differences on translation of foreign operations	14

As at 31 March 2020	12
Exchange differences on translation of foreign operations	(2)

At 31 March 2021	10